REINSURANCE (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REINSURANCE
Maximum amount beyond which net loss on any individual risk is limited through the purchase of reinsurance	$ 3,000,000								$ 3,000,000
Reinsurance retentions, low end of range	200,000								200,000
Reinsurance retentions, high end of range	8,800,000								8,800,000
WRITTEN
Direct									629,727,000	586,624,000	614,887,000
Reinsurance assumed									72,380,000	49,692,000	16,313,000
Reinsurance ceded									(152,469,000)	(151,176,000)	(161,284,000)
Net									549,638,000	485,140,000	469,916,000
EARNED
Direct									625,963,000	599,669,000	640,034,000
Reinsurance assumed									66,984,000	47,637,000	14,289,000
Reinsurance ceded									(154,495,000)	(153,924,000)	(162,362,000)
Net	145,023,000	146,552,000	130,826,000	116,051,000	127,026,000	128,334,000	121,758,000	116,264,000	538,452,000	493,382,000	491,961,000
LOSSES AND SETTLEMENT EXPENSES INCURRED
Direct									180,768,000	265,903,000	245,671,000
Reinsurance assumed									60,076,000	29,586,000	9,696,000
Reinsurance ceded									(40,760,000)	(94,157,000)	(51,979,000)
Net									$ 200,084,000	$ 201,332,000	$ 203,388,000